Average Annual Total Returns{- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend Income Fund	Fidelity Freedom Blend Income Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend Income Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend Income Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend Income Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend Income Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend Income Fund- Retail After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0199 Past 1 year	F0199 Since Inception
Total	2.83%	5.80%	[1]	1.49%	4.67%	[1]	1.95%	4.09%	[1]	(1.54%)	4.61%	[1]	3.09%	6.06%	[1]

[1]	(a)From August 31, 2018